Share Based Compensation	12 Months Ended
Dec. 31, 2022
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Share Based Compensation
8.	Share Based Compensation

		Years Ended December 31

(in thousands)	Note	2022	2021

Equity settled share based compensation 1

Stock options	23.2	$2,366	$2,065

RSUs	23.3	3,480	3,196

Cash settled share based compensation

PSUs	24.1	$14,214	$14,004

Total share based compensation		$20,060	$19,265

1)	Equity settled stock based compensation is a non-cash expense.